JUDICIAL DEPOSITS AND GARNISHMENTS - Tax related judicial Deposits (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		R$ 1,703,327	R$ 1,697,070
Universal Telecommunication Services Fund (FUST)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	[1]	656,567	622,820
State Value-Added Tax (ICMS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	[2]	411,581	432,253
Social Contribution Tax for Intervention in the Economic Order (CIDE)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	[3]	355,555	338,694
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		65,358	61,935
Telecommunications Inspection Fund (FISTEL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		58,912	55,801
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		30,225	29,425
Withholding Income Tax (IRRF)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		6,720	45,360
Social Security, work accident insurance (SAT) and funds to third parties (INSS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		29,537	27,503
Other taxes, charges and contributions
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		R$ 88,872	R$ 83,279

[1]	The Company and/or its subsidiaries filed an injunction in order to represent its right not to include expenses with interconnection and industrial use of dedicated line in the FUST tax base, according to Abridgment No. 7, of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of article 6 of Law No. 9998/00. The amounts related to these expenses are deposited.
[2]	The Company is party to legal proceedings related to: (i) ICMS on operations with payment based on estimates; (ii) ICMS FECP; (iii) right to ICMS credit on the acquisition of property and equipment and electricity; (iv) ICMS on amounts given as discounts and (v) consignment in payment of ICMS amounts referring to part of pay TV operations
[3]	The Company is party to legal proceedings for the exemption of CIDE levied on offshore remittances of funds arising from agreements for the transfer of technology, brand and software licensing etc.